SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	31.3700	32.7900	30.6200
Year End Spot Rate [Member] | China, Yuan Renminbi
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	6.9931	7.2993	7.0978
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	31.1663	32.1064	31.1525
Average Rate [Member] | China, Yuan Renminbi
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	7.1875	7.1957	7.0803